COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Balances of Other Comprehensive Income

The accumulated balances for each classification of other comprehensive income are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive income (loss)
Balance at January 1, 2013	$(22,770)	$14,406	$(15)	$(8,379)
Net current period change	(801)	6,437	15	5,651
Reclassification adjustments for gains reclassified into income	864	(1,739)	—	(875)

Balance at December 31, 2013	(22,707)	19,104	—	(3,603)
Net current period change	(176)	906	—	730
Reclassification adjustments for gains reclassified into income	7	(8,621)	—	(8,614)

Balance at December 31, 2014	(22,876)	11,389	—	(11,487)
Net current period change	(118)	8,553	—	8,435
Reclassification adjustments for gains reclassified into income	656	(19,939)	—	(19,283)

Balance at December 31, 2015	$(22,338)	$3	$—	$(22,335)